AZZAD

The Azzad Funds board of directors has approved a new investment option, effective immediately, on July 11, 2003. This option waives the front load on Managed Accounts.  This change will not affect the status of your account or your investment in the Azzad Funds

THERE IS NO ACTION REQUIRED ON YOUR PART.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AZZAD FUNDS

8869 Brecksville RD •  Suite C  •  Cleveland, Ohio 44141 • USA

888-350-3369 or 440-922-0066

 Fax: 440-922-0110  •  www.azzadfund.com

Azzad Asset Management, Inc. • Advisor to the Azzad Funds • Distributed by Lloyd, Scott & Valenti, Ltd.